DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Net Financial Results (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income [Abstract]
Interest income		$ 1,834,401	$ 1,543,011	$ 1,607,135
Foreign exchange gain		27,942,306	11,843,541	14,609,528
Subtotal		29,776,707	13,386,552	16,216,663
Financial expenses [Abstract]
Interest expense	[1]	(6,798,475)	(8,703,402)	(9,874,146)
Foreign exchange loss		(52,105,975)	(24,239,337)	(43,621,645)
Subtotal		(58,904,450)	(32,942,739)	(53,495,791)
Other financial results [Abstract]
Notes repurchase results		(1,030,169)	(806,841)	1,174,202
Derivative financial instruments results		(127,585)	(157,227)	1,321,859
Fair value gains / (losses) on financial instruments through profit or loss		24,127,905	2,319,880	(21,362,711)
Others		(770,571)	(960,662)	(1,052,827)
Subtotal		22,199,580	395,150	(19,919,477)
Gain on net monetary position		3,768,283	18,311,140	19,058,813
Total net financial results		(3,159,880)	(849,897)	(38,139,792)
Accrued interest on lease liabilities		$ 382,649	$ 568,315	$ 712,528

[1]	Includes Ps. 382,649, Ps. 568,315 and Ps. 712,528 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2022, 2021 and 2020.